Leases (Details) - Schedule of ROU assets and related lease liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of ROU assets and related lease liabilities [Abstract]
Operating lease ROU assets	¥ 225,677	¥ 200,403
Current operating lease liability	87,012	86,233
Non-current operating lease liability	128,283	103,526
Total operating leased liabilities	¥ 215,295	¥ 189,759